Comprehensive Income (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive income / (loss) for the year	$ 30,225	$ 11,485	$ 29,020
Comprehensive income (loss)	111,927	155,249	144,107
Interest rate swaps	8,828	(20,418)	(14,045)
Reclassification to Net Income	20,237	31,800	36,847
Net settlements on interest rate swaps qualifying for cash flow hedge	0	0	(489)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	(84)	(103)	(103)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals	(1,076)	$ 0	$ (6,604)
Estimated reclassification from accumulated OCI to earnings	$ 12,064